Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Oct. 18, 2013
Supplement [Text Block]	cvsi_SupplementTextBlock

SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Portfolios Prospectus
(Class F)
dated October 18, 2013

Date of Supplement: November 26, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)
Class F
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.20%
Total annual fund operating expenses	1.14%

[1]  Based on estimated amounts for the current fiscal year.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Calvert VP SRI Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvsi_SupplementTextBlock

SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Portfolios Prospectus
(Class F)
dated October 18, 2013

Date of Supplement: November 26, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)
Class F
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.20%
Total annual fund operating expenses	1.14%

[1]  Based on estimated amounts for the current fiscal year.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Calvert VP SRI Balanced Portfolio | Class F
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	628
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386

[1]	Based on estimated amounts for the current fiscal year.